17. OTHER NON-FINANCIAL ASSETS (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current
Non-financial Assets
Other prepaid expenses	$ 1,873,012	$ 3,331,553
Prepaid insurances	1,905,474	1,394,215
Prepaid advertising	1,895,974	1,436,479
Prepaid leases	342,506	354,166
Other	323,799	419,176
Total	6,340,765	6,935,589
Non-Current
Non-financial Assets
Other prepaid expenses	3,023,425	3,792,595
Prepaid insurances	0	0
Prepaid advertising	0	0
Prepaid leases	356,411	435,343
Other	0	0
Total	$ 3,379,836	$ 4,227,938